COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Income from insurance activities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Accrued premiums	$ 2,300,856	$ 2,978,764	$ 3,081,828
Accrued losses	(308,798)	(471,071)	(695,386)
Production expenses	(320,603)	(610,770)	(609,097)
Total	$ 1,671,455	$ 1,896,923	$ 1,777,345